FINANCIAL RISK MANAGEMENT, Fair Value Measurement Hierarchy and Estimates (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial assets at fair value [Abstract]
Derivative financial instruments	$ 274,024	$ 335,773
Financial liabilities at carrying amount and estimated fair value [Abstract]
Carrying amount	38,517,531	37,041,479
2018 Note [Member]
Financial liabilities at carrying amount and estimated fair value [Abstract]
Carrying amount	30,184,039
Fair Value	26,266,856
Fair Value [Member]
Financial assets at fair value [Abstract]
Cash and cash equivalents	1,029,644	3,324,575
Derivative financial instruments	274,024	335,773
Total	1,303,668	3,660,348
Fair Value [Member] | Level 1 [Member]
Financial assets at fair value [Abstract]
Cash and cash equivalents	1,029,644	3,324,575
Derivative financial instruments	0	0
Total	1,029,644	3,324,575
Fair Value [Member] | Level 2 [Member]
Financial assets at fair value [Abstract]
Cash and cash equivalents	0	0
Derivative financial instruments	274,024	335,773
Total	274,024	335,773
Fair Value [Member] | Level 3 [Member]
Financial assets at fair value [Abstract]
Cash and cash equivalents	0	0
Derivative financial instruments	0	0
Total	$ 0	$ 0